S000088577 [Member] Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	5.98%
BlackRock iBonds 1-5 Year Corporate Ladder Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.17%	5.59%
iShares iBonds 1-5 Year Corporate Ladder ETF
Prospectus [Line Items]
Average Annual Return, Percent	6.21%	5.63%
Performance Inception Date		Nov. 07, 2024
iShares iBonds 1-5 Year Corporate Ladder ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.39%	3.78%
iShares iBonds 1-5 Year Corporate Ladder ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.65%	3.50%